Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

8.Goodwill

There were no change in the carrying amount of goodwill for the years ended December 31, 2020 and 2021.

Total
RMB
Acquisition of Paipai	1,799,529
Other acquisition	3,886
Balance of goodwill as of December 31, 2020 and 2021	1,803,415